Financial Instruments and Fair Value Measurements - Derivatives Not Designated as Hedging Instruments in the Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Derivative [Line Items]
Financial Instruments non-current assets	$ 4,660	$ 10,101
Financial Instruments current liabilities	(15,284)	(17,881)
Financial Instruments-non current liabilities	(5,284)	(8,617)
Total derivatives	(15,908)	(16,397)
Interest rate swaps
Derivative [Line Items]
Financial Instruments non-current assets	4,660	10,101
Financial Instruments current liabilities	(15,284)	(17,881)
Financial Instruments-non current liabilities	$ (5,284)	$ (8,617)